Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.7%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$85,348	$94,613
5.00%, with due dates from 4/20/49 to 8/20/49	1,723,428	1,894,464
4.50%, TBA, 1/1/50	4,000,000	4,182,500
4.00%, TBA, 1/1/50	4,000,000	4,140,625
3.50%, with due dates from 9/20/49 to 11/20/49	320,234	333,745
3.50%, 8/20/45(i)	1,193,949	1,250,232

		11,896,179
U.S. Government Agency Mortgage Obligations (41.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	155,905	171,535
4.50%, 5/1/49	67,085	72,951
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/50	3,000,000	3,230,625
4.50%, TBA, 1/1/50	1,000,000	1,052,969
4.00%, TBA, 1/1/50	29,000,000	30,166,798
3.50%, TBA, 1/1/50	42,000,000	43,210,780
3.00%, TBA, 2/1/50	4,000,000	4,055,000
3.00%, TBA, 1/1/50	16,000,000	16,230,000
2.50%, TBA, 2/1/50	4,000,000	3,953,750
2.50%, TBA, 1/1/50	4,000,000	3,955,938

		106,100,346

Total U.S. government and agency mortgage obligations (cost $117,857,744)		$117,996,525

MORTGAGE-BACKED SECURITIES (43.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (21.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$32,187	$51,524
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 17.418%, 11/15/35	55,965	87,154
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.534%, 12/15/36	31,489	44,730
REMICs Ser. 4813, IO, 5.50%, 8/15/48	2,221,566	491,401
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	1,711,775	327,120
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 4.91%, 4/15/40	1,704,288	187,404
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	862,583	146,127
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	456,140	69,496
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.46%, 12/15/47	3,022,756	454,320
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.36%, 8/15/56	4,093,144	913,590
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.36%, 4/15/47	1,015,489	202,980
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	1,728,082	228,971
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,229,527	329,636
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,727,085	360,945
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,061,941	126,555
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	1,473,930	64,678
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	4,578,448	618,090
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	2,652,046	374,357
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	2,123,951	186,027
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	681,541	52,792
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	660,497	48,173
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	3,028,243	231,933
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,375,779	93,278
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	647,019	24,483
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	2,451,342	144,171
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.375%, 7/25/43(WAC)	1,186,429	11,864
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	994	816
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 29.148%, 7/25/36	47,822	84,320
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 17.629%, 6/25/37	45,214	69,322
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 16.713%, 2/25/38	34,460	44,743
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.874%, 8/25/35	30,516	40,455
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.735%, 11/25/34	43,671	50,418
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,129,739	460,746
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,748,001	357,642
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	749,412	27,203
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	74,594	13,797
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,801,308	564,408
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	228,439	41,266
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 4.658%, 4/25/42	952,195	178,277
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 4.608%, 4/25/40	683,728	126,490
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	2,145	28
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	355,126	73,808
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,904,626	184,558
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.458%, 3/25/48	3,780,819	653,326
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.358%, 5/25/47	8,625,882	1,496,041
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.358%, 10/25/41	705,020	38,696
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 12/25/46	2,682,197	469,384
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.308%, 5/25/39	8,387,726	1,483,118
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.258%, 8/25/49	4,213,875	684,755
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 4.158%, 2/25/43	1,829,329	365,866
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 4.108%, 10/25/41	2,171,259	314,833
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	1,406,495	200,425
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	1,083,312	96,051
REMICs Ser. 19-49, Class IE, IO, 4.00%, 4/25/45	3,393,494	489,386
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	1,397,297	172,638
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	3,286,742	577,697
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	899,318	114,034
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	770,562	87,936
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	762,358	110,923
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	2,087,183	268,013
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	762,104	32,255
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,037,741	52,856
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	1,042,275	77,579
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	663,238	21,397
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	2,979,514	180,290
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	4,941	4,509
Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	817,230	165,840
Ser. 16-42, IO, 5.00%, 2/20/46	2,185,964	427,173
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	2,748,935	414,182
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,799,120	824,409
Ser. 14-76, IO, 5.00%, 5/20/44	874,411	181,051
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	637,032	130,846
Ser. 12-146, IO, 5.00%, 12/20/42	556,855	116,154
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	853,057	175,816
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	605,032	126,373
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,669,324	553,351
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,379,614	281,207
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	2,731,704	551,711
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	479,731	98,889
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,525,379	580,833
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	1,050,461	177,265
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	2,491,807	326,751
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,816,435	195,103
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	819,578	172,751
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,239,942	240,239
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	1,591,928	232,819
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,191,776	230,693
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	271,448	31,483
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	1,072,242	201,478
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,149,257	173,686
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	2,015,237	391,641
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,076,278	196,624
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,187,410	226,976
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	744,959	142,213
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	633,762	133,413
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 4.415%, 4/20/44	4,121,772	731,615
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.385%, 11/20/43	2,651,161	457,325
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.385%, 9/20/43	445,641	79,173
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 8/20/49	7,138,228	1,248,904
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.335%, 7/20/49	7,575,900	1,117,748
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 8/20/49	265,058	32,801
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 6/20/49	418,605	65,930
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	1,209,448	119,433
Ser. 16-29, IO, 4.00%, 2/16/46	1,053,687	188,346
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	3,095,433	511,118
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,674,399	328,182
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,949,232	328,329
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,983,339	279,373
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	4,771,780	761,815
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	3,647,894	351,110
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	642,225	109,110
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	2,596,546	280,679
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	586,341	95,692
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	498,426	88,894
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,241,376	212,954
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 3.835%, 8/20/44	2,136,473	328,483
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	1,497,871	204,839
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	1,094,236	83,994
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,434,834	252,531
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	3,031,733	391,943
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	2,551,283	338,849
Ser. 13-76, IO, 3.50%, 5/20/43	2,119,273	329,653
Ser. 13-28, IO, 3.50%, 2/20/43	641,092	95,523
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	1,023,380	139,753
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,504,821	207,259
Ser. 13-14, IO, 3.50%, 12/20/42	3,411,745	340,253
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	668,153	91,584
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,412,851	248,878
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,775,253	310,573
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	2,043,580	347,820
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	893,189	163,818
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	2,133,663	196,532
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	2,548,133	246,914
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	1,278,355	67,859
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	3,657,926	286,342
Ser. 16-H18, Class QI, IO, 3.107%, 6/20/66(WAC)	3,088,425	338,630
Ser. 18-H15, Class KI, IO, 2.69%, 8/20/68(WAC)	3,846,621	471,211
Ser. 17-H16, Class JI, IO, 2.676%, 8/20/67(WAC)	8,861,587	1,152,006
Ser. 17-H16, Class FI, IO, 2.628%, 8/20/67(WAC)	3,354,959	364,852
Ser. 15-H10, Class BI, IO, 2.558%, 4/20/65(WAC)	2,790,683	241,361
Ser. 16-H03, Class AI, IO, 2.538%, 1/20/66(WAC)	3,660,298	306,550
Ser. 16-H09, Class BI, IO, 2.515%, 4/20/66(WAC)	4,912,397	465,612
Ser. 15-H15, Class BI, IO, 2.461%, 6/20/65(WAC)	2,580,895	232,084
Ser. 16-H17, Class KI, IO, 2.454%, 7/20/66(WAC)	2,938,065	304,824
Ser. 16-H16, Class EI, IO, 2.40%, 6/20/66(WAC)	4,288,079	436,098
Ser. 18-H03, Class XI, IO, 2.339%, 2/20/68(WAC)	4,558,470	571,176
Ser. 17-H12, Class QI, IO, 2.331%, 5/20/67(WAC)	3,979,357	428,143
Ser. 17-H06, Class BI, IO, 2.313%, 2/20/67(WAC)	4,458,115	480,139
Ser. 17-H16, Class IH, IO, 2.293%, 7/20/67(WAC)	5,888,629	512,770
Ser. 16-H02, Class HI, IO, 2.287%, 1/20/66(WAC)	4,909,046	358,851
Ser. 18-H05, Class AI, IO, 2.283%, 2/20/68(WAC)	2,202,327	295,249
Ser. 17-H02, Class BI, IO, 2.258%, 1/20/67(WAC)	2,850,198	327,947
Ser. 16-H23, Class NI, IO, 2.247%, 10/20/66(WAC)	11,196,338	1,176,735
Ser. 16-H10, Class AI, IO, 2.193%, 4/20/66(WAC)	9,566,207	614,418
Ser. 17-H08, Class NI, IO, 2.189%, 3/20/67(WAC)	5,827,482	615,965
Ser. 16-H22, Class AI, IO, 2.174%, 10/20/66(WAC)	4,262,590	439,840
Ser. 18-H02, Class EI, IO, 2.156%, 1/20/68(WAC)	6,313,634	836,557
Ser. 17-H16, Class IG, IO, 2.143%, 7/20/67(WAC)	8,038,302	693,304
Ser. 15-H20, Class CI, IO, 2.118%, 8/20/65(WAC)	4,383,321	424,525
Ser. 15-H24, Class AI, IO, 2.116%, 9/20/65(WAC)	3,472,900	308,633
Ser. 16-H06, Class DI, IO, 2.079%, 7/20/65	5,661,797	405,436
Ser. 18-H05, Class BI, IO, 2.05%, 2/20/68(WAC)	4,524,294	599,469
Ser. 17-H19, Class MI, IO, 2.05%, 4/20/67(WAC)	2,266,452	235,938
Ser. 16-H03, Class DI, IO, 2.012%, 12/20/65(WAC)	3,988,960	329,089
Ser. 17-H11, Class DI, IO, 1.908%, 5/20/67(WAC)	4,136,699	434,353
Ser. 15-H25, Class EI, IO, 1.889%, 10/20/65(WAC)	3,174,019	259,317
Ser. 15-H20, Class AI, IO, 1.862%, 8/20/65(WAC)	3,689,574	303,652
Ser. 17-H09, IO, 1.861%, 4/20/67(WAC)	5,451,548	493,861
FRB Ser. 15-H08, Class CI, IO, 1.832%, 3/20/65(WAC)	2,139,672	162,778
Ser. 16-H06, Class CI, IO, 1.804%, 2/20/66(WAC)	5,225,077	318,061
Ser. 15-H23, Class BI, IO, 1.775%, 9/20/65(WAC)	3,973,589	299,211
Ser. 16-H24, Class CI, IO, 1.73%, 10/20/66(WAC)	2,705,848	202,820
Ser. 16-H14, IO, 1.717%, 6/20/66(WAC)	3,903,585	265,288
Ser. 13-H08, Class CI, IO, 1.677%, 2/20/63(WAC)	3,702,933	172,557
Ser. 14-H21, Class BI, IO, 1.572%, 10/20/64(WAC)	5,613,702	353,663
Ser. 15-H26, Class CI, IO, 0.332%, 8/20/65(WAC)	7,929,224	88,807
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,541	1,328

		53,268,113
Commercial mortgage-backed securities (8.4%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	3,916,081	39
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.45%, 1/12/45(WAC)	1,279,000	1,099,940
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	441,000	396,900
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	306,847	308,381
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	457,768	228,884
FRB Ser. 06-PW14, Class XW, IO, 0.308%, 12/11/38(WAC)	465,827	1,979
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)	39,913	—
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.741%, 12/15/47(WAC)	409,000	412,129
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	998,984
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 4.85%, 5/10/47(WAC)	647,000	608,180
FRB Ser. 12-CR3, Class E, 4.752%, 10/15/45(WAC)	397,000	297,750
FRB Ser. 14-CR19, Class D, 4.747%, 8/10/47(WAC)	256,000	254,908
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	357,446
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.884%, 12/15/39(WAC)	948,230	4,387
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.719%, 9/15/39(WAC)	12,160	12,160
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	96,751	98,257
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.772%, 4/15/50(WAC)	527,000	507,511
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.408%, 6/10/48(WAC)	1,454,246	872,548
GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.838%, 12/10/41(WAC)	567,083	4,108
GS Mortgage Securities Corp., II 144A FRB Ser. 05-GG4, Class XC, IO, 1.368%, 7/10/39(WAC)	280,085	28
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	160,000	162,446
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	1,270,000	1,068,991
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.81%, 2/15/47(WAC)	1,183,000	1,128,167
FRB Ser. C14, Class D, 4.702%, 8/15/46(WAC)	515,000	507,775
FRB Ser. 14-C18, Class E, 4.31%, 2/15/47(WAC)	407,000	352,963
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	1,151,484
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	561,686
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46(WAC)	581,000	526,426
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.183%, 2/12/51(WAC)	398,000	378,100
FRB Ser. 11-C3, Class F, 5.664%, 2/15/46(WAC)	410,000	390,509
FRB Ser. 12-C6, Class E, 5.157%, 5/15/45(WAC)	363,000	352,134
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	740,214
FRB Ser. 07-CB20, Class X1, IO, zero %, 2/12/51(WAC)	2,196,430	22
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.685%, 9/15/39(WAC)	814,515	6,226
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.811%, 12/15/49(WAC)	243,850	368
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	451,465	359,784
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.353%, 8/15/46(WAC)	900,000	468,000
FRB Ser. 13-C11, Class F, 4.353%, 8/15/46(WAC)	496,000	173,600
FRB Ser. 13-C10, Class D, 4.081%, 7/15/46(WAC)	485,000	479,849
FRB Ser. 13-C10, Class E, 4.081%, 7/15/46(WAC)	1,316,000	1,210,559
FRB Ser. 13-C10, Class F, 4.081%, 7/15/46(WAC)	975,000	829,916
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	362,022
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	327,849	81,962
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	486,239	442,773
STRIPs III, Ltd. 144A Ser. 03-1A, Class N, IO, 5.00%, 3/24/20 (Cayman Islands) (In default)(NON)(WAC)	193,000	19
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	558,952	20,544
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.89%, 5/10/63(WAC)	622,000	186,787
Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.085%, 5/15/46(WAC)	1,711,038	17
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.284%, 7/15/46(WAC)	188,000	166,487
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	692,025
WF-RBS Commercial Mortgage Trust 144A Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,524,000	1,910,562

		21,176,936
Residential mortgage-backed securities (non-agency) (13.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.982%, 5/25/47	529,246	339,448
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 3.90%, 11/27/36(WAC)	959,324	757,866
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class B1, (1 Month US LIBOR + 3.85%), 5.642%, 10/25/29 (Bermuda)	382,000	382,395
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 1.972%, 11/25/47	353,376	305,263
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 2.142%, 3/25/37	1,103,045	963,843
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 3.739%, 9/25/35	403,294	398,152
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.199%, 8/25/46	137,614	127,585
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.179%, 6/25/46	419,866	388,238
FRB Ser. 06-OA7, Class 1A1, 2.97%, 6/25/46(WAC)	337,408	297,425
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 2.142%, 9/25/35	496,261	474,734
FRB Ser. 06-45T1, Class 2A7, (1 Month US LIBOR + 0.34%), 2.132%, 2/25/37	377,243	190,973
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.095%, 11/20/35	376,319	358,015
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 1.982%, 8/25/46	390,707	359,450
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.982%, 8/25/46	2,547,507	2,288,528
FRB Ser. 07-OA8, Class 2A1, (1 Month US LIBOR + 0.18%), 1.972%, 6/25/47	495,003	397,436
CSMC Trust 144A FRB Ser. 10-18R, Class 6A4, 3.924%, 9/28/36(WAC)	1,466,149	1,470,042
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 12.292%, 5/25/28	266,906	350,256
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 11.792%, 7/25/28	892,119	1,183,982
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 11.142%, 4/25/28	573,380	739,470
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 9.342%, 12/25/27	686,386	822,874
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.642%, 3/25/29	250,000	266,344
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 4.092%, 9/25/30	770,000	778,673
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 12.792%, 10/25/48	327,000	426,970
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 12.542%, 1/25/49	141,000	185,168
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 12.292%, 3/25/49	118,000	152,983
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 9.542%, 9/25/48	174,000	189,945
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 6.042%, 10/25/48	90,000	97,365
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 5.692%, 9/25/48	190,000	203,843
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.492%, 12/25/30	650,000	688,923
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	316,815
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	632,610
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	168,000	170,843
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.242%, 3/25/49	281,391	284,280
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.142%, 2/25/49	69,000	69,688
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 4.092%, 10/25/48	120,000	121,727
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 3.942%, 12/25/30	341,000	344,323
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 14.542%, 10/25/28	89,519	126,413
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 14.042%, 9/25/28	1,115,549	1,607,971
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 13.542%, 10/25/28	568,265	806,836
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 13.542%, 8/25/28	368,961	519,132
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 12.542%, 1/25/29	119,704	159,606
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 11.042%, 4/25/29	19,951	25,723
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.692%, 10/25/28	1,190,488	1,284,487
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%, 4/25/28	1,458,539	1,617,329
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.342%, 4/25/28	55,777	59,330
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 7.292%, 9/25/29	477,000	559,858
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, (1 Month US LIBOR + 5.00%), 6.792%, 7/25/25	685,728	742,978
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.792%, 7/25/25	233,250	247,337
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.642%, 10/25/29	1,280,000	1,445,822
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%, 5/25/30	82,000	89,434
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 6.242%, 2/25/30	60,000	65,222
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/25	18,983	20,065
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, (1 Month US LIBOR + 3.65%), 5.442%, 9/25/29	70,000	73,514
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.392%, 1/25/30	140,000	147,748
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 5.342%, 7/25/30	804,000	849,571
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.342%, 12/25/30	206,000	209,617
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 4.292%, 5/25/30	403,390	408,697
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 4.042%, 7/25/30	65,000	65,858
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 3.892%, 3/25/31	99,000	99,524
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 5.892%, 9/25/31	251,000	267,001
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 5.542%, 9/25/39	190,000	193,777
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.242%, 7/25/31	73,000	73,910
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.092%, 8/25/31	112,000	112,767
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 1.972%, 5/25/36	579,440	238,864
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 2.102%, 5/25/37	337,083	244,296
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 2.284%, 5/19/35	322,338	196,110
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 1.992%, 6/25/37	553,143	317,056
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	330,000	329,175
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 3.027%, 2/26/37	363,726	325,352
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 2.587%, 8/25/35	102,694	99,968
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 4.642%, 7/25/28 (Bermuda)	800,000	810,250
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.492%, 3/25/28 (Bermuda)	620,000	625,682
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.22%), 2.007%, 5/25/46	299,519	275,558
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 2.002%, 8/25/36	399,992	367,992
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 1.912%, 8/25/36	334,361	308,252
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.141%, 9/25/35(WAC)	355,734	356,454
FRB Ser. 05-AR14, Class 1A2, 3.844%, 12/25/35(WAC)	130,284	129,238
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.282%, 10/25/45	229,421	229,274
FRB Ser. 05-AR19, Class A1C4, (1 Month US LIBOR + 0.40%), 2.192%, 12/25/45	221,845	214,554
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 5.172%, 4/25/36(WAC)	270,618	278,736

		34,752,813

Total mortgage-backed securities (cost $109,444,889)		$109,197,862

CORPORATE BONDS AND NOTES (24.7%)(a)
		Principal amount	Value
Basic materials (2.6%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$10,500
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		206,000	230,891
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		300,000	310,500
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		45,000	46,350
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		97,000	97,485
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		226,000	238,430
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		263,000	273,520
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		242,000	251,680
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		104,000	108,160
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		85,000	93,181
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		55,000	56,656
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		318,000	326,907
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		38,000	33,630
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		63,000	63,473
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		175,000	185,938
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		63,000	63,000
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		265,000	278,250
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		199,000	214,920
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		207,000	210,105
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		200,000	210,000
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		66,000	69,630
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		36,000	37,080
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		124,000	128,185
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		30,000	32,294
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		94,000	97,525
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		75,000	76,313
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		145,000	154,295
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		515,000	540,106
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		203,000	213,658
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		80,000	80,600
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		259,000	318,246
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		150,000	158,250
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		61,000	64,875
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		22,000	22,609
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		50,000	51,505
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		20,000	20,390
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		305,000	328,741
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		30,000	30,542
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		160,000	167,200
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		100,000	101,872
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		145,000	151,344
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		200,000	208,756
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		122,000	134,810
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		88,000	92,510

			6,584,912
Capital goods (2.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		339,000	351,713
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	121,900
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		115,000	115,831
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		330,000	338,250
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		55,000	58,988
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		135,000	142,385
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		105,000	106,181
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		192,000	197,040
Berry Global, Inc. 144A notes 4.50%, 2/15/26		39,000	40,061
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		49,000	53,716
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		45,000	48,267
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		80,000	84,200
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		265,000	279,906
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	178,125
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	120,909
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		177,000	187,178
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		45,000	45,792
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		95,000	97,969
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		207,000	223,043
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		110,000	116,875
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		145,000	147,618
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		300,000	309,750
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		260,000	269,750
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		310,000	338,675
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		105,000	109,725
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		113,000	119,849
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		637,000	689,623
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		175,000	176,965
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		230,000	242,363
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		85,000	88,188
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		131,000	136,568

			5,537,403
Communication services (2.3%)
Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		200,000	203,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		366,000	385,673
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		1,045,000	1,118,150
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		199,000	208,815
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		94,000	94,106
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		120,000	129,300
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		360,000	386,100
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		140,000	143,063
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		169,000	183,539
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		40,000	42,450
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		51,000	51,638
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		6,000	6,158
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		66,000	66,198
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	274,560
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		55,000	56,309
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		40,000	43,450
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		105,000	107,363
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		648,000	714,958
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		290,000	306,675
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		200,000	206,666
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		156,000	158,808
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		19,000	20,235
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	46,069
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		148,000	155,076
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		55,000	56,375
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		363,000	382,965
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		75,000	80,250
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	161,193

			5,789,642
Consumer cyclicals (4.7%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		$38,000	40,375
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		60,000	60,900
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		60,000	64,350
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		55,000	57,131
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		55,000	58,025
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		64,000	65,040
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		55,000	58,575
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		72,000	72,792
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		190,000	193,088
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		80,000	83,304
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg)	EUR	100,000	103,685
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		$215,000	222,525
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		144,000	145,663
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		247,000	240,208
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		20,000	22,025
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		85,000	88,400
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		281,000	300,670
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		102,000	107,355
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		235,000	244,694
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		232,000	257,810
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		145,000	152,914
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		275,000	292,188
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		174,000	181,395
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		96,811	105,040
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		271,721	300,252
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		65,000	72,313
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		265,000	288,188
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		35,000	36,838
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		25,000	26,719
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		194,000	201,760
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		268,000	276,040
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		19,000	19,380
JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23		100,000	85,750
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		75,000	76,688
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		85,000	87,508
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		74,000	82,510
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		181,000	181,905
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		115,000	120,177
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		141,000	145,935
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/27		35,000	36,225
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		129,000	137,385
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		45,000	47,531
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		112,000	119,840
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		170,000	176,800
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		100,000	105,375
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		120,000	124,764
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		238,000	242,463
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		131,000	136,731
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		85,000	88,613
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		160,000	168,608
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		183,000	188,490
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		215,000	215,806
Outfront Media Capital, LLC/ Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		36,000	36,630
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		150,000	153,750
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		129,000	136,666
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		192,000	194,640
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		107,000	112,083
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		124,000	127,565
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		320,000	357,600
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		98,000	106,943
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		147,000	150,602
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		150,000	156,938
Scotts Miracle-Gro, Co. (The) 144A sr. unsec. notes 4.50%, 10/15/29		253,000	258,617
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		115,000	117,588
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		135,000	145,967
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		367,000	387,185
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		299,000	318,809
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		203,000	210,359
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	56,788
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		203,000	213,404
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		244,000	250,710
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,250
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		220,000	219,450
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		95,000	93,931
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		190,000	190,238
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		123,000	125,768
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		101,000	102,515
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		110,000	116,050
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		276,000	293,250
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		145,000	155,513

			11,808,555
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		175,000	181,563
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		77,000	77,193
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	100,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		215,000	214,742
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	11,176
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		45,000	47,925
Europcar Mobility Group notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	100,000	111,273
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		$55,000	57,888
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		103,000	110,146
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		227,000	234,945
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		326,000	337,818
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		130,000	137,150
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		130,000	134,713
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	115,775
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		157,000	166,420
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		37,000	39,266
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		351,000	365,918
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	124,644
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		60,000	68,325
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		230,000	254,969
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	63,899
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		35,000	35,547
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		105,000	109,489
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		25,000	26,188
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	57,613

			3,185,085
Energy (4.7%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		150,000	154,125
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		189,000	200,813
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		115,000	100,050
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		192,000	182,820
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		82,000	73,185
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		145,000	152,975
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		118,000	117,366
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		43,000	34,293
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		53,000	22,790
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		48,000	53,974
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		440,000	486,279
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		168,000	144,480
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		252,000	243,810
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		152,000	159,588
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		249,000	261,450
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		164,000	181,571
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		245,000	255,017
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		57,000	57,713
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		227,000	236,931
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		71,000	66,740
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		22,000	22,138
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		44,000	44,110
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		235,000	244,424
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		140,000	126,000
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		20,000	19,200
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		96,000	102,000
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		55,000	44,550
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		56,000	29,092
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		55,000	52,938
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		38,000	31,825
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		925,000	974,043
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	210,795
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,471,000	1,794,620
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		222,000	237,540
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	192,871
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	445,299
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)		306,000	327,882
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		399,000	30,923
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		824,000	63,860
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.50%, 1/23/29 (Mexico)		432,000	453,299
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		582,000	579,556
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		836,000	889,504
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		51,000	48,450
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		85,000	90,170
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		175,000	195,247
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		87,000	74,202
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		20,000	2
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		23,000	22,606
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		67,000	63,818
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		47,000	46,060
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		96,000	96,960
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		212,000	207,760
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		44,000	44,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		35,000	38,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		185,000	202,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		35,000	35,963
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		111,250	114,309
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		64,000	67,840
Transocean Sentry, Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		175,000	178,063
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		5,000	5,281
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		54,000	30,507
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	36,400
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		27,000	31,050
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		81,000	86,468
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		99,000	104,445

			11,924,345
Financials (2.6%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		85,000	91,031
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		899,000	1,005,756
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		200,000	215,717
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		75,000	84,411
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		94,000	101,285
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	266,200
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		34,000	36,040
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	111,625
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		304,000	336,680
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	231,779
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		55,000	59,469
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		55,000	57,115
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		100,000	103,375
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		75,000	81,723
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	52,074
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		115,000	125,432
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		79,000	87,327
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		115,000	117,108
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	98,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		104,000	110,760
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		70,000	71,584
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		65,000	66,788
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	16,347
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	208,750
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		156,000	161,655
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		158,000	159,732
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		55,000	56,444
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		230,000	240,638
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		50,000	52,125
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	100,000	137,018
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$125,000	138,438
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		100,000	105,625
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		40,000	40,100
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		135,000	132,300
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)		570,000	605,598
Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)		100,000	108,350
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	69,372
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		269,000	305,988
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		120,000	125,256
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		150,000	158,250
Stearns Holdings, LLC 144A sr. unsec. notes 9.375%, 8/15/20		93,000	11,160
Stearns Holdings, LLC/Stearns Co-Issuer, Inc. 144A notes 5.00%, 11/5/24		2,415	1,932
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		55,000	59,950
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		83,000	75,115
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	216,660

			6,698,645
Health care (2.3%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		150,000	171,000
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	113,577
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$220,000	229,900
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		45,000	46,665
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		105,000	119,963
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		55,000	60,709
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		160,000	165,317
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		45,000	46,188
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		160,000	166,400
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		125,000	127,813
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		130,000	132,600
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		250,000	262,838
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		60,000	63,675
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		468,000	475,020
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		105,000	85,050
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		305,000	314,150
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		363,000	406,681
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		125,000	136,646
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		120,000	133,650
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		55,000	60,775
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		160,000	165,150
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		105,000	108,019
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		120,000	127,558
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		30,000	30,825
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	164,688
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		45,000	46,913
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		498,000	512,940
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		240,000	245,700
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		55,000	59,194
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		235,000	248,219
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		339,000	355,069
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	203,042
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		200,000	202,400
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		75,000	78,000
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		45,000	47,925

			5,914,259
Technology (1.0%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		70,000	74,463
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		105,000	109,463
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		570,000	656,184
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		221,000	233,155
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		55,000	60,706
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		91,000	90,514
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		365,000	356,788
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		95,000	101,175
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		263,000	280,753
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		85,000	87,763
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		279,000	288,416
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		180,000	187,650

			2,527,030
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		229,000	232,435

			232,435
Utilities and power (0.9%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		665,000	686,613
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		60,000	64,050
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		60,000	61,050
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		60,000	61,500
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		86,000	89,548
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		170,000	171,508
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		35,000	35,744
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		94,000	102,695
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		27,000	29,295
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		145,000	157,325
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		145,000	151,902
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		132,000	136,495
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		117,000	126,506
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		90,000	135
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		78,000	83,460
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		75,000	78,374
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		50,000	51,009
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		30,000	30,391
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		68,000	71,655
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		168,000	178,080

			2,367,335

Total corporate bonds and notes (cost $60,533,076)			$62,569,646

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (12.8%)(a)
		Principal amount	Value
Angola (Republic of) 144A sr. unsec. notes 8.00%, 11/26/29 (Angola)		$1,070,000	$1,140,036
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		2,125,000	2,283,268
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		400,000	169,350
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		75,000	31,160
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 45.979%, 5/31/22 (Argentina)	ARS	7,745,000	80,203
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$2,140,000	906,023
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		682,667	423,253
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		1,635,000	719,656
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		1,460,000	1,042,683
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		547,000	404,780
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		113,333	117,725
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		235,000	285,231
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		661,000	754,366
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		330,000	366,716
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		134,000	147,903
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	408,500
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	779,375
Ecuador (Republic of) 144A sr. unsec. notes 9.50%, 3/27/30 (Ecuador)		646,000	603,095
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		600,000	638,496
Egypt (Arab Republic of) 144A sr. unsec. notes 4.55%, 11/20/23 (Egypt)		960,000	980,100
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		300,000	315,750
Hellenic (Republic of) sr. unsec. notes 3.45%, 4/2/24 (Greece)	EUR	637,000	802,388
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)	EUR	446,000	577,121
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)	EUR	3,716,744	4,727,310
Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)	EUR	2,427,822	3,010,949
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		$1,020,000	1,133,434
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	385,637
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	222,243
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	710,117
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	577,484
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	920,000	1,049,012
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		$375,000	395,141
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		1,300,000	1,365,000
Russia (Federation of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 4/4/22 (Russia)		1,400,000	1,468,180
Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)		200,000	209,860
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)	EUR	1,290,000	1,425,450
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		$360,000	372,397
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)		1,115,000	1,192,457
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		798,000	91,770
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		371,000	42,665
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		1,292,000	148,580

Total foreign government and agency bonds and notes (cost $34,487,171)			$32,504,864

CONVERTIBLE BONDS AND NOTES (3.7%)(a)
	Principal amount	Value
Capital goods (0.1%)
Fortive Corp. 144A cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$189,000	$191,122
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	139,000	141,606

		332,728
Communication services (0.3%)
8x8, Inc. 144A cv. sr. unsec. notes 0.50%, 2/1/24	86,000	85,621
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	279,000	268,370
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	181,000	249,147
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/15/23	35,000	73,406
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	90,000	80,361

		756,905
Consumer cyclicals (0.6%)
Euronet Worldwide, Inc. 144A cv. sr. unsec. bonds 0.75%, 3/15/49	62,000	73,953
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	97,000	121,357
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	21,000	16,697
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	114,000	153,398
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	88,000	117,058
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	74,000	77,515
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	190,000	231,686
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	116,000	123,701
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	223,000	256,980
RH 144A cv. sr. unsec. notes zero %, 9/15/24	123,000	145,846
Square, Inc. cv. sr. unsec. notes 0.50%, 5/15/23	103,000	114,971

		1,433,162
Consumer staples (0.3%)
Chegg, Inc. 144A cv. sr. unsec. notes 0.125%, 3/15/25	146,000	150,162
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26	121,000	108,833
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	219,000	245,565
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	103,000	106,754
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26	120,000	146,001

		757,315
Energy (—%)
CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $24,845) (Cayman Islands)(RES)	35,887	7,177
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	96,000	95,760

		102,937
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	99,000	105,883
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	82,000	84,656
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	87,000	117,042
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	122,000	131,490
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	50,000	49,418

		488,489
Health care (0.5%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	99,000	104,593
CONMED Corp. 144A cv. sr. unsec. notes 2.625%, 2/1/24	63,000	86,943
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23	122,000	180,706
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	139,000	157,157
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23	40,000	44,080
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	69,000	71,552
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	52,000	61,438
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	98,000	98,674
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	67,000	102,596
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	70,000	72,766
Supernus Pharmaceuticals, Inc. cv. sr. unsec. notes 0.625%, 4/1/23	87,000	78,750
Tabula Rasa HealthCare, Inc. 144A cv. sr. unsec. sub. notes 1.75%, 2/15/26	70,000	69,956
Teladoc Health, Inc. cv. sr. unsec. notes 1.375%, 5/15/25	57,000	98,857

		1,228,068
Technology (1.6%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	193,000	213,216
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	111,000	109,592
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24	50,000	49,781
Cree, Inc. cv. sr. unsec. notes 0.875%, 9/1/23	99,000	104,828
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24 (Israel)	75,000	77,450
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	101,000	125,410
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	102,000	122,058
Five9, Inc. cv. sr. unsec. notes 0.125%, 5/1/23	34,000	57,341
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	64,000	75,208
Inphi Corp. cv. sr. unsec. notes 0.75%, 9/1/21	118,000	166,776
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	75,000	76,087
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	48,000	57,501
Lumentum Holdings, Inc. cv. sr. unsec. unsub. notes 0.25%, 3/15/24	83,000	120,973
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	75,000	81,375
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	103,000	146,775
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	72,000	69,968
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	150,000	166,620
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	191,000	263,341
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23	223,000	245,967
Pluralsight, Inc. 144A cv. sr. unsec. notes 0.375%, 3/1/24	102,000	88,528
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	123,000	126,678
Q2 Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.75%, 6/1/26	83,000	95,391
Rapid7, Inc. cv. sr. unsec. notes 1.25%, 8/1/23	33,000	49,171
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	59,000	63,469
Silicon Laboratories, Inc. cv. sr. unsec. notes 1.375%, 3/1/22	47,000	62,408
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	100,000	104,039
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	262,000	323,079
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23 (acquired 12/20/19, cost $51,661)(RES)	33,000	50,372
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	151,000	146,848
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	88,000	94,691
Viavi Solutions, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	97,000	121,730
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23, (Israel)	90,000	102,375
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	77,000	98,362
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	118,000	160,941
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/24	96,000	97,800

		4,116,149
Transportation (—%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	78,000	75,895

		75,895
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	125,000	141,719

		141,719

Total convertible bonds and notes (cost $8,992,625)		$9,433,367

SENIOR LOANS (3.1%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.945%, 1/31/24	$128,892	$129,107
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.927%, 9/6/24	30,742	30,089
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.445%, 3/1/26	107,265	107,779
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.486%, 4/12/25	54,722	54,471
PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.427%, 2/8/25	35,839	35,992
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.909%, 6/26/25	69,861	68,929
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.96%, 10/1/25	116,349	116,349

		542,716
Capital goods (0.7%)
Berry Global Group, Inc. bank term loan FRN Ser. U, (BBA LIBOR USD 3 Month + 2.50%), 4.215%, 7/1/26	199,000	199,470
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 4/3/24	355,875	354,207
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.549%, 3/31/24	79,938	79,951
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 5/31/25	387,705	387,774
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.549%, 2/5/23	140,298	140,649
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.691%, 4/12/26	179,100	175,630
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 3/28/25	223,053	218,982
Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 11/15/23	205,000	204,317

		1,760,980
Communication services (0.4%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 11/3/24	151,944	152,672
CenturyLink, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%) 4.452%, 1/31/25	174,112	174,668
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.682%, 11/27/23	275,000	275,069
Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.813%, 2/3/24	382,442	381,008
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.03%, 8/19/23	84,783	84,006

		1,067,423
Consumer cyclicals (1.1%)
Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.049%, 2/28/25	121,262	120,992
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.299%, 8/21/26	84,788	85,185
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	173,976	174,410
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.03%, 8/24/26	99,750	99,418
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/23/26	120,000	120,550
Golden Nugget, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.692%, 10/4/23	86,004	86,229
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 4.197%, 11/2/25	81,122	81,446
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.691%, 5/1/26	103,954	104,826
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.042%, 5/21/24	196,985	67,960
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.934%, 10/16/23	77,017	52,901
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.24%, 11/6/24	440,844	439,191
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.452%, 9/19/26	145,000	145,644
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.74%, 3/11/22	100,000	98,889
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.049%, 10/1/25	323,730	326,293
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.799%, 2/28/26	100,000	80,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.063%, 2/28/25	229,475	207,675
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.549%, 8/14/24	64,671	64,775
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.799%, 11/28/22	102,789	101,504
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/12/26	100,000	100,917
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.945%, 5/30/26	72,818	67,647
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.799%, 7/24/24	108,179	107,638

		2,734,090
Consumer staples (0.5%)
Albertson's, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 2.75%), 4.549%, 11/17/25	43,449	43,807
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 7/12/24	272,191	273,552
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.235%, 6/21/24	394,596	393,046
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 8.299%, 8/30/26	274,313	262,791
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.216%, 2/5/25	99,242	99,656
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.409%, 9/7/23	92,330	70,459

		1,143,311
Energy (0.1%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.555%, 12/31/22	43,000	38,007
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.549%, 4/16/21	5,106	4,383
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.799%, 5/22/26	95,520	94,266

		136,656
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	45,000	45,384

		45,384
Health care (—%)
Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.035%, 4/28/22	48,380	47,200
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.445%, 4/21/24	82,875	72,170

		119,370
Technology (0.1%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.909%, 11/1/23	49,984	50,203
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.299%, 7/2/25	166,373	162,214
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.902%, 11/3/23	63,256	61,675

		274,092
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	65,000	65,569

		65,569

Total senior loans (cost $8,107,882)		$7,889,591

PURCHASED SWAP OPTIONS OUTSTANDING (2.6%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		$3,698,000	$498,823
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785		3,698,000	185,196
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		1,596,200	161,950
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075		1,596,200	95,086
Citibank, N.A.
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		37,998,200	137,933
(2.18775)/3 month USD-LIBOR-BBA/Mar-25	Mar-20/2.18775		18,859,400	65,819
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		37,998,200	29,639
1.621/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.621		23,256,300	233
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	279,445
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	100,061
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		5,508,200	96,889
1.71875/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.71875		18,814,000	8,466
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	248,830
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	242,904
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	112,816
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	109,299
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,150,300	633,084
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	630,438
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	629,871
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,150,300	528,463
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	471,466
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		5,944,600	467,721
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	280,327
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	106,449
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		2,360,700	26,109
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		5,944,600	22,887
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764		5,944,600	22,292
1.598/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.598		14,112,000	14
Toronto-Dominion Bank
(1.715)/3 month USD-LIBOR-BBA/Jan-22 (Canada)	Jan-20/1.715		30,398,500	8,208
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	202,003
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$39,518,100	92,077
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	88,385
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$39,518,100	51,769
1.695/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.695		18,814,000	10,724

Total purchased swap options outstanding (cost $6,141,679)				$6,645,676

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	8,691,560	AUD	12,385,550	$3,850
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	8,691,560	AUD	12,385,550	3,850
EUR/NOK (Put)	Jan-20/NOK 9.85	6,294,307	EUR	5,611,400	33,259
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jan-20/$101.34	74,000,000		$74,000,000	126,984
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Jan-20/102.63	9,000,000		9,000,000	6,390

Total purchased options outstanding (cost $667,114)					$174,333

ASSET-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.642%, 11/25/51	$136,000	$136,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.592%, 6/25/52	164,000	164,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.53%, 10/24/20	518,000	518,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 9/24/20	1,222,000	1,222,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 6/24/20	1,244,000	1,244,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.442%, 8/25/52	346,000	346,000

Total asset-backed securities (cost $3,630,000)		$3,630,000

COMMON STOCKS (0.1%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	985	$2,868
CHC Group, LLC (acquired 3/23/17, cost $10,107) (Cayman Islands)(RES)(NON)	697	174
Clear Channel Outdoor Holdings, Inc.(NON)	15,306	43,775
iHeartMedia, Inc. Class A(NON)	6,510	110,019
MWO Holdings, LLC (Units)(F)	73	2,470
Nine Point Energy(F)	648	1,296
Tervita Corp. (Canada)(NON)	191	1,090
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	9,820
Tribune Media Co. Class 1C	40,066	22,036

Total common stocks (cost $602,627)		$193,548

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
	Shares	Value
Nine Point Energy 6.75% cv. pfd.(F)	13	$2,600

Total convertible preferred stocks (cost $13,000)		$2,600

SHORT-TERM INVESTMENTS (10.8%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 1.72%(AFF)	Shares	6,551,825	$6,551,825
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(P)	Shares	678,000	678,000
National Grid Electricity Transmission PLC commercial paper 2.004%, 1/7/20		$10,000,000	9,996,461
U.S. Treasury Bills 1.651%, 4/2/20(SEGSF)(SEGCCS)		4,155,000	4,138,983
U.S. Treasury Bills 1.564%, 5/7/20(SEGSF)(SEGCCS)		993,000	987,704
U.S. Treasury Bills 1.628%, 4/9/20(SEGSF)(SEGCCS)		888,000	884,313
U.S. Treasury Bills 1.581%, 6/18/20(SEGCCS)		581,000	576,824
U.S. Treasury Bills 1.562%, 6/4/20(SEGSF)(SEGCCS)		544,000	540,424
U.S. Treasury Bills 1.560%, 6/11/20(SEGCCS)		206,000	204,585
U.S. Treasury Bills 1.871%, 3/12/20(SEG)(SEGSF)(SEGCCS)		2,717,000	2,709,062
U.S. Treasury Bills 1.625%, 4/16/20(SEG)(SEGSF)		71,000	70,686

Total short-term investments (cost $27,335,850)			$27,338,867
TOTAL INVESTMENTS

Total investments (cost $377,813,657)			$377,576,879

	FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $80,958,344) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/15/20	$681,049	$654,407	$26,642
		Australian Dollar	Sell	1/15/20	681,049	679,010	(2,039)
		Brazilian Real	Sell	2/4/20	119,040	87,610	(31,430)
		British Pound	Buy	3/18/20	518,589	501,052	17,537
		Canadian Dollar	Buy	1/15/20	274,636	271,746	2,890
		Canadian Dollar	Sell	1/15/20	274,636	271,196	(3,440)
		Czech Koruna	Buy	3/18/20	352,769	347,675	5,094
		Euro	Sell	3/18/20	264,612	258,773	(5,839)
		Japanese Yen	Sell	2/19/20	532,096	528,466	(3,630)
		Mexican Peso	Buy	1/15/20	1,071,418	1,012,328	59,090
		Mexican Peso	Sell	1/15/20	1,071,418	1,035,771	(35,647)
		Norwegian Krone	Buy	3/18/20	2,309,906	2,210,073	99,833
		Swedish Krona	Sell	3/18/20	833,758	821,040	(12,718)
	Barclays Bank PLC
		Canadian Dollar	Buy	1/15/20	1,214,220	1,194,483	19,737
		Canadian Dollar	Sell	1/15/20	1,214,220	1,201,223	(12,997)
		Euro	Sell	3/18/20	902,363	893,252	(9,111)
		New Zealand Dollar	Buy	1/15/20	1,057,857	1,057,685	172
		New Zealand Dollar	Sell	1/15/20	1,057,857	981,545	(76,312)
		Norwegian Krone	Sell	3/18/20	802,557	791,261	(11,296)
		Swedish Krona	Sell	3/18/20	265,733	264,448	(1,285)
	Citibank, N.A.
		Brazilian Real	Sell	2/4/20	53,124	51,307	(1,817)
		Canadian Dollar	Buy	1/15/20	1,138,668	1,125,552	13,116
		Canadian Dollar	Sell	1/15/20	1,138,668	1,119,677	(18,991)
		Euro	Sell	3/18/20	467,917	463,232	(4,685)
		New Zealand Dollar	Buy	1/15/20	630,931	630,805	126
		New Zealand Dollar	Sell	1/15/20	630,931	585,494	(45,437)
	Credit Suisse International
		Euro	Sell	3/18/20	446,731	442,203	(4,528)
	Goldman Sachs International
		Australian Dollar	Buy	1/15/20	898,799	896,144	2,655
		Australian Dollar	Sell	1/15/20	898,799	869,299	(29,500)
		Brazilian Real	Buy	2/4/20	23,097	8,493	14,604
		British Pound	Sell	3/18/20	878,694	859,219	(19,475)
		Chilean Peso	Buy	1/15/20	997,589	1,052,471	(54,882)
		Chilean Peso	Sell	1/15/20	997,589	1,049,435	51,846
		Euro	Sell	3/18/20	16,116	16,003	(113)
		New Zealand Dollar	Buy	1/15/20	1,783,855	1,758,046	25,809
		New Zealand Dollar	Sell	1/15/20	1,783,855	1,669,622	(114,233)
		Norwegian Krone	Buy	3/18/20	3,385,473	3,240,786	144,687
		Swedish Krona	Sell	3/18/20	1,478,470	1,449,063	(29,407)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/15/20	1,082,083	1,051,026	31,057
		Australian Dollar	Sell	1/15/20	1,082,083	1,075,633	(6,450)
		British Pound	Sell	3/18/20	896,878	877,245	(19,633)
		Canadian Dollar	Buy	1/15/20	3,158	3,097	61
		Canadian Dollar	Sell	1/15/20	3,158	3,119	(39)
		Euro	Sell	3/18/20	28,399	28,051	(348)
		Japanese Yen	Sell	2/19/20	666,758	667,799	1,041
		New Zealand Dollar	Buy	1/15/20	267,629	263,501	4,128
		New Zealand Dollar	Sell	1/15/20	267,629	267,163	(466)
		Norwegian Krone	Sell	3/18/20	410,364	403,872	(6,492)
		Swedish Krona	Sell	3/18/20	918,353	893,032	(25,321)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/15/20	3,299	3,289	10
		Australian Dollar	Sell	1/15/20	3,299	3,231	(68)
		Canadian Dollar	Buy	1/15/20	2,025,498	2,003,904	21,594
		Canadian Dollar	Sell	1/15/20	2,025,498	1,983,982	(41,516)
		Euro	Sell	3/18/20	1,133,054	1,113,027	(20,027)
		Japanese Yen	Sell	2/19/20	266,032	263,797	(2,235)
		New Zealand Dollar	Buy	1/15/20	2,510,459	2,436,567	73,892
		New Zealand Dollar	Sell	1/15/20	2,510,459	2,329,479	(180,980)
		Swedish Krona	Sell	3/18/20	103,807	102,549	(1,258)
		Swiss Franc	Sell	3/18/20	7,581	8,162	581
	NatWest Markets PLC
		Australian Dollar	Buy	1/15/20	2,539,718	2,424,548	115,170
		Australian Dollar	Sell	1/15/20	2,539,718	2,532,021	(7,697)
		British Pound	Buy	3/18/20	534,384	521,790	12,594
		Euro	Buy	3/18/20	265,401	263,893	1,508
		New Zealand Dollar	Buy	1/15/20	270,524	261,881	8,643
		New Zealand Dollar	Sell	1/15/20	270,524	270,452	(72)
		Norwegian Krone	Buy	3/18/20	1,202,394	1,151,415	50,979
		Swedish Krona	Sell	3/18/20	405,082	398,821	(6,261)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/15/20	1,480,940	1,393,560	(87,380)
		British Pound	Sell	3/18/20	1,119,206	1,108,877	(10,329)
		Canadian Dollar	Buy	1/15/20	3,162,010	3,130,077	31,933
		Canadian Dollar	Sell	1/15/20	3,162,010	3,120,696	(41,314)
		Euro	Sell	3/18/20	2,644,994	2,614,888	(30,106)
		Japanese Yen	Sell	2/19/20	3,009,866	3,004,251	(5,615)
		New Zealand Dollar	Buy	1/15/20	264,330	214,180	50,150
		Norwegian Krone	Buy	3/18/20	1,098,922	1,036,607	62,315
		Swedish Krona	Sell	3/18/20	3,450,389	3,405,963	(44,426)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	1/15/20	428,974	405,617	(23,357)
		Euro	Buy	3/18/20	266,979	264,393	2,586
		Swedish Krona	Sell	3/18/20	536,469	527,759	(8,710)
	UBS AG
		Australian Dollar	Sell	1/15/20	890,657	911,522	20,865
		British Pound	Sell	3/18/20	536,906	529,044	(7,862)
		Japanese Yen	Sell	2/19/20	529,193	528,588	(605)
		New Zealand Dollar	Buy	1/15/20	1,010,323	950,612	59,711
		Swedish Krona	Sell	3/18/20	533,951	525,771	(8,180)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/15/20	271,240	270,448	792
		Australian Dollar	Sell	1/15/20	271,240	263,563	(7,677)
		British Pound	Sell	3/18/20	269,050	265,220	(3,830)
		Euro	Buy	3/18/20	267,655	264,821	2,834
		Euro	Sell	3/18/20	265,965	265,646	(319)

	Unrealized appreciation						1,036,282

	Unrealized (depreciation)						(1,127,385)

	Total						$(91,103)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Schatz 2 yr (Short)	38	$4,769,906	$4,769,906	Mar-20	$1,841
U.S. Treasury Bond Ultra 30 yr (Long)	9	1,634,906	1,634,906	Mar-20	(55,145)
U.S. Treasury Note 2 yr (Long)	41	8,835,500	8,835,500	Mar-20	(6,178)
U.S. Treasury Note 5 yr (Short)	84	9,963,188	9,963,188	Mar-20	35,905

Unrealized appreciation					37,746

Unrealized (depreciation)					(61,323)

Total					$(23,577)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/19 (premiums $6,599,116) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Citibank, N.A.
(1.706)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.706		$11,628,200	$698
1.999/3 month USD-LIBOR-BBA/Mar-25	Mar-20/1.999		9,429,700	70,817
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	163,695
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	278,259
Goldman Sachs International
(1.81875)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.81875		9,407,000	17,779
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		22,032,800	91,877
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	118,614
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	233,454
JPMorgan Chase Bank N.A.
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	118,154
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	530,530
Morgan Stanley & Co. International PLC
(1.668)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.668		$7,056,000	7
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		4,323,400	86
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		4,323,400	216
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		9,442,600	20,207
1.868/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.868		9,408,000	23,050
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	38,165
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	39,511
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	72,423
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	143,193
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	146,874
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	252,349
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715		4,323,400	330,092
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225		4,323,400	333,291
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,150,300	469,237
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,150,300	579,655
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,150,300	579,718
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,150,300	582,051
Toronto-Dominion Bank
1.8055/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.8055		6,079,700	54,657
UBS AG
(1.80)/3 month USD-LIBOR-BBA/Jan-30	Jan-20/1.80		9,407,000	19,002
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	2,960,000	98,478
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$4,407,800	190,064
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	2,960,000	214,255
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$4,407,800	270,903

Total				$6,081,361

WRITTEN OPTIONS OUTSTANDING at 12/31/19 (premiums $271,250) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jan-20/$101.34	$74,000,000	$74,000,000	$46,028
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Jan-20/102.63	9,000,000	9,000,000	30,942

Total				$76,970

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	$(347,036)	$170,374
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$25,327,500	(233,646)	105,109
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	85,426
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	(29,445)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	(37,928)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		25,327,500	$(233,646)	$(133,982)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	88,862
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(51,347)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	23,686
1.81/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.81		14,144,600	(28,289)	3,678
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(65,128)
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		23,744,500	(318,176)	(92,841)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		23,744,500	(318,176)	(141,992)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	82,087
1.99/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.99		9,429,700	11,316	(1,697)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	(88,647)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	18,875
1.8115/3 month USD-LIBOR-BBA/Jan-30 (Purchased)	Jan-20/1.8115		14,144,600	(31,118)	5,234
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		3,771,900	(53,278)	2,414
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(47,039)
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		23,744,500	(319,364)	(99,015)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		23,744,500	(319,364)	(136,768)
1.9915/3 month USD-LIBOR-BBA/Jan-30 (Written)	Jan-20/1.9915		9,429,700	17,256	2,452
JPMorgan Chase Bank N.A.
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	181,837
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	$(516,333)	$166,928
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(144,396)	26,694
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(89,971)	26,649
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		11,760,300	(14,348)	823
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		11,760,300	(1,670,315)	(53,039)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		934,000	(100,218)	(57,506)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(63,027)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(92,182)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		3,698,000	$(516,333)	$(424,900)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		11,760,300	1,334,794	50,687
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		11,760,300	1,176	588
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		11,760,300	453,712	(1,646)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		11,760,300	129,010	(2,705)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	184,198
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	22,080
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		18,278,700	(100,716)	(26,687)
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		18,278,700	(100,716)	(41,127)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(74,832)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(106,017)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	123,787
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	(58,887)
UBS AG
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	15,184
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		3,902,100	$(285,341)	$1,990
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		3,902,100	(107,035)	1,951
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(30,762)
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	27,818
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		8,291,900	$66,286	$7,048
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		8,291,900	246,318	(11,609)
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	(22,152)

Unrealized appreciation					1,426,459

Unrealized (depreciation)					(1,992,907)

Total					$(566,448)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19 (proceeds receivable $8,011,875) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	$4,000,000		$4,057,500
Uniform Mortgage-Backed Securities, 2.50%, 1/1/50	4,000,000		3,955,938

Total			$8,013,438

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$5,436,500	$73,186		(51)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$54,984
		2,617,100	40,945	(E)	(15)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,959)
		1,418,100	97,229	(E)	(20)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(97,249)
		1,105,300	131,978	(E)	(38)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(132,016)
		1,338,000	182,927	(E)	(46)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(182,973)
		3,186,100	71,209	(E)	(45)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(71,254)
		174,600	6,652	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,658)
		3,880,300	52,834	(E)	(55)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(52,889)
		1,011,300	4,700	(E)	(14)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,714)
		831,700	21,009	(E)	(28)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(21,037)
		6,347,600	2,990	(E)	(35)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,025)
		911,300	7,460	(E)	(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(7,473)
		3,107,800	90,530	(E)	(106)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(90,636)
		1,368,300	65,607	(E)	(47)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	65,561
		1,417,500	159,198	(E)	(48)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	159,150
		2,841,200	59,640	(E)	(40)	1/6/30	1.668% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	59,599
		252,158,200	242,828	(E)	(214,992)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	27,836
		658,500	4,705	(E)	(9)	1/13/30	1.81875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,696
		733,700	6,515	(E)	(10)	1/15/30	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,505
		25,549,000	237,299	(E)	28,558	3/18/30	1.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	265,857
		1,710,800	44,705	(E)	15,666	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	60,371
		116,243,700	582,613	(E)	(333,940)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	248,674
		11,760,300	1,191,671		(167)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,308,959)
		1,693,500	117,473		(22)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(130,496)
		5,436,500	71,642		(51)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53,342
		23,744,500	245,399		(192)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	157,762
		23,744,500	210,186		(192)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	246,517
		9,407,000	129,224		(39,164)	12/27/29	1.746% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	90,779
		4,704,000	101,517		(62)	11/29/29	1.655% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	102,787
		2,521,300	52,889		(36)	12/31/29	1.6675% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	52,990
		2,069,500	23,853		(29)	12/27/29	1.77% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,976
		4,569,000	18,674		(37)	12/13/24	1.6445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,431
		5,651,000	35,206		(75)	12/17/29	1.8252% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,593
		4,569,000	21,616		(37)	12/17/24	1.632% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,296
		4,569,000	10,847		(37)	12/18/24	1.6815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,409
		3,206,400	5,903		(43)	12/31/29	1.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	6,034
		1,508,900	2,568		(20)	12/31/29	1.8765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,630
		1,011,100	16,675	(E)	(6)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	16,669
		5,478,300	138,365	(E)	(1,109)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	137,257
		1,893,900	31,145	(E)	(324)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	30,822
		527,084	43,896	(E)	(7)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	43,889
		3,412,200	39,046	(E)	(19)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	39,027
		5,008,800	58,312	(E)	(28)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	58,285
		902,800	19,183	(E)	(20)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	19,163
		2,087,500	18,176	(E)	(23)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	18,152
		6,898,500	148,559	(E)	70,153	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(78,406)
		55,057,300	764,250	(E)	413,538	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(350,712)
		6,265,000	8,903	(E)	(24,685)	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	(33,588)
		37,732,700	270,393	(E)	100,088	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.58% — Semiannually	(170,304)
		1,187,700	18,668	(E)	2,652	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	(16,016)
		1,131,600	6,155	(E)	(16)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	(6,171)
		1,976,000	540,076		$(67)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	544,000
		6,491,700	670,865		(92)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	726,014
		9,408,200	1,037,038		(207,693)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	837,558
		35,280,800	18,346		(17,726)	1/22/20	3 month USD-LIBOR-BBA — Quarterly	2.86% — Semiannually	310,365
		18,958,000	608,078		30,341	12/18/26	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(582,833)
		96,819,000	152,296		47,890	12/18/21	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	(119,948)
		6,236,000	56,492		(83)	12/18/29	3 month USD-LIBOR-BBA — Quarterly	1.7945% — Semiannually	(57,138)
		20,060,000	8,425		(49)	11/29/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	(9,473)
		18,180,000	7,090		(44)	12/5/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	(7,890)
	AUD	11,541,000	11,752		(30)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	13,880
	AUD	2,393,000	32,724		(22)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	(32,070)
	AUD	11,572,000	10,305		(30)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	12,302
	AUD	2,393,000	29,586		(22)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	(28,874)
	AUD	8,000	79	(E)	(30)	3/18/30	6 month AUD-BBR-BBSW — Semiannually	1.40% — Semiannually	(109)
	AUD	85,000	602	(E)	(25)	3/18/25	1.00% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	577
	CAD	21,605,000	102,272		(61)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	(124,630)
	CAD	2,269,000	102,235		(23)	8/15/29	1.4925% — Semiannually	3 month CAD-BA-CDOR — Semiannually	105,327
	CAD	7,222,500	103,414		(51)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	(108,808)
	CAD	7,222,500	105,422		(51)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	(110,941)
	CAD	1,119,000	36,555		(11)	10/9/29	1.6875% — Semiannually	3 month CAD-BA-CDOR — Semiannually	37,092
	CAD	2,357,000	12,653	(E)	12,626	3/18/30	2.10% — Semiannually	3 month CAD-BA-CDOR — Semiannually	25,279
	CAD	36,546,000	81,842	(E)	(40,376)	3/18/25	3 month CAD-BA-CDOR — Semiannually	2.00% — Semiannually	(122,219)
	CHF	3,196,000	59,396		(26)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(60,142)
	CHF	1,553,000	23,245		(13)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(22,952)
	CHF	8,902,000	5,537	(E)	(38,241)	3/18/25	0.40% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(32,703)
	CHF	1,227,000	1,532	(E)	(9,177)	3/18/30	0.10% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(10,708)
	CZK	96,784,000	72,330		(56)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(111,814)
	CZK	228,143,000	98,000		(37)	8/9/21	6 month CZK-PRIBOR — Semiannually	1.6625% — Annually	(118,935)
	CZK	92,437,000	147,149		(32)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	(161,779)
	EUR	512,400	117,758	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(117,777)
	EUR	696,900	157,954	(E)	(27)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	157,927
	EUR	770,000	152,726	(E)	(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(152,756)
	EUR	778,400	140,661	(E)	(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(140,690)
	EUR	898,100	133,799	(E)	(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(133,834)
	EUR	802,800	150,361	(E)	(30)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	150,331
	EUR	929,000	120,983	(E)	(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(121,019)
	EUR	741,300	74,153	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(74,181)
	EUR	676,400	56,338	(E)	(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(56,364)
	EUR	395,500	19,887	(E)	(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(19,903)
	EUR	1,468,500	110,569	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	110,514
	EUR	906,000	147,527	(E)	(34)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(147,562)
	EUR	1,215,200	158,075	(E)	(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	158,029
	EUR	4,794,000	71,299		(42)	10/11/24	—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	71,387
	EUR	16,503,000	65,604	(E)	151,284	3/18/30	0.20% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	216,888
	EUR	5,584,000	4,222	(E)	22,534	3/18/25	—	0.10% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	26,756
	EUR	4,960,100	73,820	(E)	(187)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	(74,007)
	GBP	6,474,000	12,340		(30)	9/18/21	6 month GBP-LIBOR-BBA — Semiannually	0.712% — Semiannually	(15,288)
	GBP	1,314,000	64,307		(23)	9/18/29	0.616% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	65,342
	GBP	17,167,000	7,754	(E)	(17,550)	3/18/25	6 month GBP-LIBOR-BBA — Semiannually	0.90% — Semiannually	(9,796)
	GBP	18,000	169	(E)	(254)	3/18/30	6 month GBP-LIBOR-BBA — Semiannually	1.10% — Semiannually	(85)
	JPY	511,900,000	9,206		(30)	2/19/20	6 month JPY-LIBOR-BBA — Semiannually	1.3975% — Semiannually	34,645
	JPY	49,618,300	25,201	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(25,216)
	NOK	60,138,000	77,227		(57)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	77,578
	NOK	31,542,000	74,104		(49)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	(72,829)
	NOK	28,231,000	8,380	(E)	(1,532)	3/18/25	1.95% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	6,848
	NOK	56,151,000	39,948	(E)	2,467	3/18/30	2.00% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	42,415
	NZD	14,933,000	12,898		(37)	8/7/21	3 month NZD-BBR-FRA — Quarterly	1.15% — Semiannually	13,875
	NZD	5,250,000	12,713		(28)	12/13/24	3 month NZD-BBR-FRA — Quarterly	1.3625% — Semiannually	(12,537)
	NZD	5,250,000	8,313		(28)	12/17/24	3 month NZD-BBR-FRA — Quarterly	1.39% — Semiannually	(8,183)
	NZD	13,897,000	30,611	(E)	(26,674)	3/18/25	1.40% — Semiannually	3 month NZD-BBR-FRA — Quarterly	3,937
	NZD	8,994,000	31,866	(E)	(25,420)	3/18/30	1.75% — Semiannually	3 month NZD-BBR-FRA — Quarterly	6,446
	NZD	5,250,000	13,533		(28)	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.36% — Semiannually	(13,461)
	SEK	101,737,000	33,759	(E)	(4,055)	3/18/25	0.35% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	29,701
	SEK	67,414,000	44,128	(E)	13,820	3/18/30	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	57,949

	Total				$(94,859)				$160,016
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$443,388	$443,912	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$982
74,711	74,799	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	166
49,770	49,829	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	110
337,555	337,703	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	570
5,350,346	5,340,418	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(2,189)
652,866	654,450	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	2,528
85,227	85,289	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	188
193,935	195,066	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(1,489)
3,342,114	3,344,341	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(8,783)
20,454	20,290	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(32)
35,625	34,922	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(324)
112,836	111,454	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	157
226,174	223,403	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	315
131,085	130,878	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,413)
46,836	46,765	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	484
35,760	35,706	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	369
28,210	28,167	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	291
39,530	38,282	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(800)
71,448	71,407	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	795
10,249	10,243	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	114
4,768	4,766	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	53
Citibank, N.A.
712,448	711,127	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(292)
332,428	331,812	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(136)
66,543	66,419	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(27)
Credit Suisse International
284,979	284,451	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(117)
82,004	81,879	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	847
226,145	226,296	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(594)
72,215	71,636	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	112
71,339	70,600	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(14)
44,170	43,816	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	68
26,681	26,199	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(223)
24,155	23,962	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	37
276,674	274,007	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	342
71,513	70,824	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	88
30,626	30,251	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(43)
148,002	146,189	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	206
81,751	81,622	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(881)
90,622	90,479	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(977)
78,809	78,689	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	814
Deutsche Bank AG
226,145	226,296	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(594)
Goldman Sachs International
10,120	10,127	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(27)
26,968	26,986	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(71)
58,374	58,413	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(153)
109,680	109,753	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(288)
131,588	131,676	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(346)
155,390	155,494	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(408)
212,859	213,001	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(559)
133,419	130,232	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	1,970
190,569	187,123	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,593)
150,584	147,861	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,259)
69,663	68,404	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(582)
90,033	89,312	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(139)
375,413	371,794	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	464
206,318	202,251	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,877)
179,723	176,181	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,635)
88,433	86,690	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(804)
88,433	86,690	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(804)
70,969	70,284	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	88
52,482	51,647	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(259)
336,416	332,295	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	468
79,062	76,973	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(1,173)
130,260	130,054	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,404)
54,564	52,842	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,104)
52,767	51,101	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,068)
26,383	25,550	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(534)
25,098	24,306	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(508)
2,944	2,851	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(60)
23,574	23,561	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	262
1,770	1,769	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	20
JPMorgan Chase Bank N.A.
265,083	261,836	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(369)
232,216	229,372	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(323)
151,598	149,741	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(211)
143,905	142,142	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(200)
130,260	130,054	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(1,401)
JPMorgan Securities LLC
176,953	176,685	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(1,827)
30,053	29,812	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(47)
437,498	429,587	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,657
181,740	179,696	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(95)
598,530	586,734	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,444

Upfront premium received		—	Unrealized appreciation			22,009

Upfront premium (paid)		—	Unrealized (depreciation)			(40,056)

	Total	$—			Total	$(18,047)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	4,998,000	$469,586	$(121)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$469,465
EUR	1,979,000	190,971	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	190,971
EUR	1,979,000	55,762	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(55,762)
EUR	6,434,000	142,745	(75)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(142,821)
EUR	4,998,000	143,885	(64)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(143,949)
EUR	6,434,000	144,196	(75)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(144,271)
EUR	6,434,000	144,687	(76)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(144,763)
EUR	6,434,000	145,170	(76)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(145,246)
GBP	4,004,000	239,648	(86)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	239,562
GBP	3,123,000	57,157	(72)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	57,085
GBP	4,253,000	36,669	(56)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	36,613
GBP	4,484,000	34,990	(106)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	34,884
GBP	2,402,000	26,812	(56)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	26,756
GBP	2,127,000	17,716	(28)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	17,688
GBP	1,121,000	17,686	(26)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	17,660
GBP	2,127,000	13,081	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	13,081
GBP	1,204,000	275,306	(63)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(275,369)
	$6,119,000	51,546	(62)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	51,485
	3,060,000	27,274	(31)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	27,243
	3,060,000	16,279	(31)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	16,248

Total			$(1,104)				$146,560

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,375	$64,000	$3,270	5/11/63	300 bp — Monthly	$1,142
	CMBX NA BBB-.6 Index	BBB-/P	8,497	141,000	7,205	5/11/63	300 bp — Monthly	1,374
	CMBX NA BBB-.6 Index	BBB-/P	17,409	282,000	14,410	5/11/63	300 bp — Monthly	3,163
	CMBX NA BBB-.6 Index	BBB-/P	16,587	291,000	14,870	5/11/63	300 bp — Monthly	1,887
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB-/P	210	1,000	113	5/11/63	500 bp — Monthly	98
	CMBX NA BB.6 Index	BB-/P	19,190	101,000	11,433	5/11/63	500 bp — Monthly	7,855
	CMBX NA BB.6 Index	BB-/P	28,424	150,000	16,980	5/11/63	500 bp — Monthly	11,590
	CMBX NA BB.6 Index	BB-/P	33,986	171,000	19,357	5/11/63	500 bp — Monthly	14,795
	CMBX NA BB.6 Index	BB-/P	86,146	350,000	39,620	5/11/63	500 bp — Monthly	46,866
	CMBX NA BB.6 Index	BB-/P	61,513	380,000	43,016	5/11/63	500 bp — Monthly	18,866
	CMBX NA BB.7 Index	BB/P	4,365	48,000	1,843	1/17/47	500 bp — Monthly	2,568
	CMBX NA BB.7 Index	BB/P	19,995	144,000	5,530	1/17/47	500 bp — Monthly	14,605
	CMBX NA BB.7 Index	BB/P	38,946	303,000	11,635	1/17/47	500 bp — Monthly	27,605
	CMBX NA BB.7 Index	BB/P	50,489	418,000	16,051	1/17/47	500 bp — Monthly	34,844
	CMBX NA BBB-.6 Index	BBB-/P	2,052	24,000	1,226	5/11/63	300 bp — Monthly	839
	CMBX NA BBB-.6 Index	BBB-/P	2,576	29,000	1,482	5/11/63	300 bp — Monthly	1,111
	CMBX NA BBB-.6 Index	BBB-/P	3,641	41,000	2,095	5/11/63	300 bp — Monthly	1,570
	CMBX NA BBB-.6 Index	BBB-/P	3,540	46,000	2,351	5/11/63	300 bp — Monthly	1,216
	CMBX NA BBB-.6 Index	BBB-/P	3,081	51,000	2,606	5/11/63	300 bp — Monthly	504
	CMBX NA BBB-.6 Index	BBB-/P	5,178	57,000	2,913	5/11/63	300 bp — Monthly	2,299
	CMBX NA BBB-.6 Index	BBB-/P	7,686	79,000	4,037	5/11/63	300 bp — Monthly	3,696
	CMBX NA BBB-.6 Index	BBB-/P	7,542	88,000	4,497	5/11/63	300 bp — Monthly	3,097
	CMBX NA BBB-.6 Index	BBB-/P	8,100	102,000	5,212	5/11/63	300 bp — Monthly	2,947
	CMBX NA BBB-.6 Index	BBB-/P	10,476	115,000	5,877	5/11/63	300 bp — Monthly	4,667
	CMBX NA BBB-.6 Index	BBB-/P	13,158	154,000	7,869	5/11/63	300 bp — Monthly	5,378
	CMBX NA BBB-.6 Index	BBB-/P	19,644	192,000	9,811	5/11/63	300 bp — Monthly	9,945
	CMBX NA BBB-.6 Index	BBB-/P	24,626	242,000	12,366	5/11/63	300 bp — Monthly	12,401
	CMBX NA BBB-.6 Index	BBB-/P	30,464	334,000	17,067	5/11/63	300 bp — Monthly	13,592
	CMBX NA BBB-.6 Index	BBB-/P	31,004	339,000	17,323	5/11/63	300 bp — Monthly	13,879
	CMBX NA BBB-.6 Index	BBB-/P	47,804	528,000	26,981	5/11/63	300 bp — Monthly	21,131
	CMBX NA BBB-.6 Index	BBB-/P	53,588	573,000	29,280	5/11/63	300 bp — Monthly	24,642
	CMBX NA BBB-.6 Index	BBB-/P	182,170	1,924,000	98,316	5/11/63	300 bp — Monthly	84,976
	Credit Suisse International
	CMBX NA BB.7 Index	BB/P	30,497	228,000	8,755	1/17/47	500 bp — Monthly	21,964
	CMBX NA BBB-.6 Index	BBB-/P	52,816	478,000	24,426	5/11/63	300 bp — Monthly	28,669
	CMBX NA BBB-.6 Index	BBB-/P	129,498	1,172,000	59,889	5/11/63	300 bp — Monthly	70,292
	CMBX NA BBB-.6 Index	BBB-/P	1,151,228	12,252,000	626,077	5/11/63	300 bp — Monthly	532,298
	CMBX NA BBB-.7 Index	BBB-/P	136,373	1,845,000	8,487	1/17/47	300 bp — Monthly	145,936
	CMBX NA BBB-.7 Index	BBB-/P	51,226	780,000	3,588	1/17/47	300 bp — Monthly	55,269
	Goldman Sachs International
	CMBX NA BB.6 Index	BB-/P	5,506	46,000	5,207	5/11/63	500 bp — Monthly	343
	CMBX NA BB.6 Index	BB-/P	17,531	150,000	16,980	5/11/63	500 bp — Monthly	697
	CMBX NA BB.6 Index	BB-/P	34,572	299,000	33,847	5/11/63	500 bp — Monthly	1,016
	CMBX NA BBB-.6 Index	BBB-/P	1,771	26,000	1,329	5/11/63	300 bp — Monthly	458
	CMBX NA BBB-.6 Index	BBB-/P	4,415	44,000	2,248	5/11/63	300 bp — Monthly	2,192
	CMBX NA BBB-.6 Index	BBB-/P	6,450	46,000	2,351	5/11/63	300 bp — Monthly	4,126
	CMBX NA BBB-.6 Index	BBB-/P	6,945	66,000	3,373	5/11/63	300 bp — Monthly	3,611
	CMBX NA BBB-.6 Index	BBB-/P	8,625	78,000	3,986	5/11/63	300 bp — Monthly	4,685
	CMBX NA BBB-.6 Index	BBB-/P	6,758	78,000	3,986	5/11/63	300 bp — Monthly	2,818
	CMBX NA BBB-.6 Index	BBB-/P	7,858	91,000	4,650	5/11/63	300 bp — Monthly	3,261
	CMBX NA BBB-.6 Index	BBB-/P	5,285	102,000	5,212	5/11/63	300 bp — Monthly	73
	CMBX NA BBB-.6 Index	BBB-/P	14,022	103,000	5,263	5/11/63	300 bp — Monthly	8,819
	CMBX NA BBB-.6 Index	BBB-/P	12,871	115,000	5,877	5/11/63	300 bp — Monthly	7,062
	CMBX NA BBB-.6 Index	BBB-/P	10,295	122,000	6,234	5/11/63	300 bp — Monthly	4,132
	CMBX NA BBB-.6 Index	BBB-/P	9,733	123,000	6,285	5/11/63	300 bp — Monthly	3,519
	CMBX NA BBB-.6 Index	BBB-/P	14,645	131,000	6,694	5/11/63	300 bp — Monthly	8,027
	CMBX NA BBB-.6 Index	BBB-/P	22,777	137,000	7,001	5/11/63	300 bp — Monthly	15,856
	CMBX NA BBB-.6 Index	BBB-/P	23,502	157,000	8,023	5/11/63	300 bp — Monthly	15,571
	CMBX NA BBB-.6 Index	BBB-/P	23,233	158,000	8,074	5/11/63	300 bp — Monthly	15,251
	CMBX NA BBB-.6 Index	BBB-/P	18,496	166,000	8,483	5/11/63	300 bp — Monthly	10,111
	CMBX NA BBB-.6 Index	BBB-/P	18,357	169,000	8,636	5/11/63	300 bp — Monthly	9,820
	CMBX NA BBB-.6 Index	BBB-/P	18,286	169,000	8,636	5/11/63	300 bp — Monthly	9,749
	CMBX NA BBB-.6 Index	BBB-/P	20,534	175,000	8,943	5/11/63	300 bp — Monthly	11,694
	CMBX NA BBB-.6 Index	BBB-/P	15,274	181,000	9,249	5/11/63	300 bp — Monthly	6,131
	CMBX NA BBB-.6 Index	BBB-/P	15,166	183,000	9,351	5/11/63	300 bp — Monthly	5,922
	CMBX NA BBB-.6 Index	BBB-/P	10,015	192,000	9,811	5/11/63	300 bp — Monthly	316
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	11,038	5/11/63	300 bp — Monthly	13,191
	CMBX NA BBB-.6 Index	BBB-/P	24,103	216,000	11,038	5/11/63	300 bp — Monthly	13,191
	CMBX NA BBB-.6 Index	BBB-/P	11,095	226,000	11,549	5/11/63	300 bp — Monthly	(322)
	CMBX NA BBB-.6 Index	BBB-/P	12,285	252,000	12,877	5/11/63	300 bp — Monthly	(445)
	CMBX NA BBB-.6 Index	BBB-/P	40,089	266,000	13,593	5/11/63	300 bp — Monthly	26,651
	CMBX NA BBB-.6 Index	BBB-/P	13,442	271,000	13,848	5/11/63	300 bp — Monthly	(248)
	CMBX NA BBB-.6 Index	BBB-/P	36,039	296,000	15,126	5/11/63	300 bp — Monthly	21,086
	CMBX NA BBB-.6 Index	BBB-/P	33,021	305,000	15,586	5/11/63	300 bp — Monthly	17,613
	CMBX NA BBB-.6 Index	BBB-/P	32,527	324,000	16,556	5/11/63	300 bp — Monthly	16,159
	CMBX NA BBB-.6 Index	BBB-/P	47,211	452,000	23,097	5/11/63	300 bp — Monthly	24,377
	CMBX NA BBB-.6 Index	BBB-/P	50,821	461,000	23,557	5/11/63	300 bp — Monthly	27,533
	CMBX NA BBB-.6 Index	BBB-/P	71,741	605,000	30,916	5/11/63	300 bp — Monthly	41,179
	CMBX NA BBB-.6 Index	BBB-/P	71,494	605,000	30,916	5/11/63	300 bp — Monthly	40,932
	CMBX NA BBB-.6 Index	BBB-/P	37,011	765,000	39,092	5/11/63	300 bp — Monthly	(1,634)
	CMBX NA BBB-.6 Index	BBB-/P	155,865	1,042,000	53,246	5/11/63	300 bp — Monthly	103,226
	CMBX NA BBB-.7 Index	BBB-/P	90,359	1,040,000	4,784	1/17/47	300 bp — Monthly	95,750
	CMBX NA BBB-.7 Index	BBB-/P	61,571	833,000	3,832	1/17/47	300 bp — Monthly	65,889
	CMBX NA BBB-.7 Index	BBB-/P	51,111	600,000	2,760	1/17/47	300 bp — Monthly	54,221
	CMBX NA BBB-.7 Index	BBB-/P	9,270	133,000	612	1/17/47	300 bp — Monthly	9,960
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	38,131	180,000	20,376	5/11/63	500 bp — Monthly	17,930
	CMBX NA BB.6 Index	BB-/P	41,272	195,000	22,074	5/11/63	500 bp — Monthly	19,387
	CMBX NA BB.10 Index	BB-/P	23,991	299,000	17,521	5/11/63	500 bp — Monthly	6,761
	CMBX NA BB.6 Index	BB-/P	32,840	156,000	17,659	5/11/63	500 bp — Monthly	15,332
	CMBX NA BB.6 Index	BB-/P	23,651	158,000	17,886	5/11/63	500 bp — Monthly	5,919
	CMBX NA BBB-.6 Index	BBB-/P	1,068	12,000	613	5/11/63	300 bp — Monthly	461
	CMBX NA BBB-.6 Index	BBB-/P	4,325	43,000	2,197	5/11/63	300 bp — Monthly	2,153
	CMBX NA BBB-.6 Index	BBB-/P	7,385	74,000	3,781	5/11/63	300 bp — Monthly	3,647
	CMBX NA BBB-.6 Index	BBB-/P	7,699	78,000	3,986	5/11/63	300 bp — Monthly	3,758
	CMBX NA BBB-.6 Index	BBB-/P	8,681	87,000	4,446	5/11/63	300 bp — Monthly	4,286
	CMBX NA BBB-.6 Index	BBB-/P	10,476	115,000	5,877	5/11/63	300 bp — Monthly	4,667
	CMBX NA BBB-.6 Index	BBB-/P	15,005	156,000	7,972	5/11/63	300 bp — Monthly	7,124
	CMBX NA BBB-.6 Index	BBB-/P	2,274,934	17,196,000	878,716	5/11/63	300 bp — Monthly	1,406,250
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	48,332	298,000	33,734	5/11/63	500 bp — Monthly	14,888
	CMBX NA BBB-.6 Index	BBB-/P	16,195	179,000	9,147	5/11/63	300 bp — Monthly	7,153
	CMBX NA BBB-.6 Index	BBB-/P	16,247	213,000	10,884	5/11/63	300 bp — Monthly	5,487
	CMBX NA BBB-.6 Index	BBB-/P	132,865	1,488,000	76,037	5/11/63	300 bp — Monthly	57,696
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	10,005	71,000	3,628	5/11/63	300 bp — Monthly	6,418
	CMBX NA BBB-.6 Index	BBB-/P	38,928	263,000	13,439	5/11/63	300 bp — Monthly	25,642
	CMBX NA BBB-.6 Index	BBB-/P	38,318	263,000	13,439	5/11/63	300 bp — Monthly	25,032
	CMBX NA BBB-.6 Index	BBB-/P	38,870	263,000	13,439	5/11/63	300 bp — Monthly	25,584
	CMBX NA BBB-.6 Index	BBB-/P	77,707	525,000	26,828	5/11/63	300 bp — Monthly	51,186
	CMBX NA BBB-.6 Index	BBB-/P	77,780	525,000	26,828	5/11/63	300 bp — Monthly	51,259
	CMBX NA BBB-.6 Index	BBB-/P	76,916	526,000	26,879	5/11/63	300 bp — Monthly	50,344
	CMBX NA BBB-.6 Index	BBB-/P	116,041	788,000	40,267	5/11/63	300 bp — Monthly	76,234
	CMBX NA BBB-.6 Index	BBB-/P	115,105	790,000	40,369	5/11/63	300 bp — Monthly	75,197
	CMBX NA BBB-.6 Index	BBB-/P	155,146	1,051,000	53,706	5/11/63	300 bp — Monthly	102,049
	CMBX NA A.6 Index	A/P	41	4,000	62	5/11/63	200 bp — Monthly	104
	CMBX NA BB.6 Index	BB-/P	4,741	39,000	4,415	5/11/63	500 bp — Monthly	364
	CMBX NA BB.6 Index	BB-/P	8,676	48,000	5,434	5/11/63	500 bp — Monthly	3,289
	CMBX NA BB.6 Index	BB-/P	48,378	197,000	22,300	5/11/63	500 bp — Monthly	26,269
	CMBX NA BB.6 Index	BB-/P	97,086	394,000	44,601	5/11/63	500 bp — Monthly	52,868
	CMBX NA BBB-.6 Index	BBB-/P	496	4,000	204	5/11/63	300 bp — Monthly	294
	CMBX NA BBB-.6 Index	BBB-/P	641	6,000	307	5/11/63	300 bp — Monthly	338
	CMBX NA BBB-.6 Index	BBB-/P	1,164	11,000	562	5/11/63	300 bp — Monthly	609
	CMBX NA BBB-.6 Index	BBB-/P	1,696	14,000	715	5/11/63	300 bp — Monthly	989
	CMBX NA BBB-.6 Index	BBB-/P	2,666	22,000	1,124	5/11/63	300 bp — Monthly	1,555
	CMBX NA BBB-.6 Index	BBB-/P	2,962	31,000	1,584	5/11/63	300 bp — Monthly	1,396
	CMBX NA BBB-.6 Index	BBB-/P	2,174	37,000	1,891	5/11/63	300 bp — Monthly	305
	CMBX NA BBB-.6 Index	BBB-/P	4,655	38,000	1,942	5/11/63	300 bp — Monthly	2,736
	CMBX NA BBB-.6 Index	BBB-/P	5,586	43,000	2,197	5/11/63	300 bp — Monthly	3,414
	CMBX NA BBB-.6 Index	BBB-/P	7,298	57,000	2,913	5/11/63	300 bp — Monthly	4,419
	CMBX NA BBB-.6 Index	BBB-/P	5,565	57,000	2,913	5/11/63	300 bp — Monthly	2,686
	CMBX NA BBB-.6 Index	BBB-/P	7,405	65,000	3,322	5/11/63	300 bp — Monthly	4,122
	CMBX NA BBB-.6 Index	BBB-/P	8,241	70,000	3,577	5/11/63	300 bp — Monthly	4,704
	CMBX NA BBB-.6 Index	BBB-/P	10,227	77,000	3,935	5/11/63	300 bp — Monthly	6,337
	CMBX NA BBB-.6 Index	BBB-/P	9,154	78,000	3,986	5/11/63	300 bp — Monthly	5,213
	CMBX NA BBB-.6 Index	BBB-/P	10,205	89,000	4,548	5/11/63	300 bp — Monthly	5,709
	CMBX NA BBB-.6 Index	BBB-/P	10,891	122,000	6,234	5/11/63	300 bp — Monthly	4,728
	CMBX NA BBB-.6 Index	BBB-/P	12,170	143,000	7,307	5/11/63	300 bp — Monthly	4,947
	CMBX NA BBB-.6 Index	BBB-/P	11,631	152,000	7,767	5/11/63	300 bp — Monthly	3,952
	CMBX NA BBB-.6 Index	BBB-/P	28,646	169,000	8,636	5/11/63	300 bp — Monthly	20,108
	CMBX NA BBB-.6 Index	BBB-/P	16,836	180,000	9,198	5/11/63	300 bp — Monthly	7,743
	CMBX NA BBB-.6 Index	BBB-/P	30,067	200,000	10,220	5/11/63	300 bp — Monthly	19,964
	CMBX NA BBB-.6 Index	BBB-/P	24,103	213,000	10,884	5/11/63	300 bp — Monthly	13,343
	CMBX NA BBB-.6 Index	BBB-/P	28,113	232,000	11,855	5/11/63	300 bp — Monthly	16,393
	CMBX NA BBB-.6 Index	BBB-/P	37,244	250,000	12,775	5/11/63	300 bp — Monthly	24,615
	CMBX NA BBB-.6 Index	BBB-/P	72,062	514,000	26,265	5/11/63	300 bp — Monthly	46,096
	CMBX NA BBB-.6 Index	BBB-/P	59,276	559,000	28,565	5/11/63	300 bp — Monthly	31,039

Upfront premium received			7,642,189		Unrealized appreciation			4,368,286

Upfront premium (paid)			—		Unrealized (depreciation)			(2,649)

	Total		$7,642,189				Total	$4,365,637
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(37)	$4,000	$62	5/11/63	(200 bp) — Monthly	$(101)
	CMBX NA BB.10 Index	(14,611)	140,000	8,204	11/17/59	(500 bp) — Monthly	(6,543)
	CMBX NA BB.10 Index	(12,500)	114,000	6,680	11/17/59	(500 bp) — Monthly	(5,930)
	CMBX NA BB.11 Index	(54,156)	418,000	22,488	11/18/54	(500 bp) — Monthly	(32,074)
	CMBX NA BB.11 Index	(10,687)	148,000	7,962	11/18/54	(500 bp) — Monthly	(2,868)
	CMBX NA BB.11 Index	(13,574)	144,000	7,747	11/18/54	(500 bp) — Monthly	(5,967)
	CMBX NA BB.11 Index	(5,018)	73,000	3,927	11/18/54	(500 bp) — Monthly	(1,162)
	CMBX NA BB.6 Index	(10,465)	91,000	10,301	5/11/63	(500 bp) — Monthly	(252)
	CMBX NA BB.8 Index	(8,940)	72,000	8,222	10/17/57	(500 bp) — Monthly	(787)
	CMBX NA BB.9 Index	(210,878)	2,043,000	84,989	9/17/58	(500 bp) — Monthly	(127,875)
	CMBX NA BB.9 Index	(19,033)	295,000	12,272	9/17/58	(500 bp) — Monthly	(7,048)
	CMBX NA BB.9 Index	(8,581)	133,000	5,533	9/17/58	(500 bp) — Monthly	(3,178)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	16,994	11/17/59	(500 bp) — Monthly	(21,981)
	CMBX NA BB.10 Index	(34,367)	289,000	16,935	11/17/59	(500 bp) — Monthly	(17,713)
	CMBX NA BB.10 Index	(18,893)	152,000	8,907	11/17/59	(500 bp) — Monthly	(10,134)
	CMBX NA BB.7 Index	(5,383)	305,000	34,526	5/11/63	(500 bp) — Monthly	28,846
	CMBX NA BB.7 Index	(61,796)	335,000	12,864	1/17/47	(500 bp) — Monthly	(49,258)
	CMBX NA BB.7 Index	(4,770)	29,000	1,114	1/17/47	(500 bp) — Monthly	(3,685)
	CMBX NA BB.9 Index	(119,494)	1,192,000	49,587	9/17/58	(500 bp) — Monthly	(71,066)
	Goldman Sachs International
	CMBX NA BB.6 Index	(12,481)	122,000	13,810	5/11/63	(500 bp) — Monthly	1,211
	CMBX NA BB.7 Index	(32,233)	213,000	8,179	1/17/47	(500 bp) — Monthly	(24,261)
	CMBX NA BB.6 Index	(11,509)	93,000	10,528	5/11/63	(500 bp) — Monthly	(1,072)
	CMBX NA BB.7 Index	(38,667)	236,000	9,062	1/17/47	(500 bp) — Monthly	(29,834)
	CMBX NA BB.7 Index	(25,361)	150,000	5,760	1/17/47	(500 bp) — Monthly	(19,746)
	CMBX NA BB.7 Index	(25,381)	125,000	4,800	1/17/47	(500 bp) — Monthly	(20,703)
	CMBX NA BB.7 Index	(18,621)	102,000	3,917	1/17/47	(500 bp) — Monthly	(14,803)
	CMBX NA BB.9 Index	(4,617)	29,000	1,206	9/17/58	(500 bp) — Monthly	(3,438)
	CMBX NA BB.9 Index	(2,212)	14,000	582	9/17/58	(500 bp) — Monthly	(1,643)
	CMBX NA BB.9 Index	(2,236)	14,000	582	9/17/58	(500 bp) — Monthly	(1,667)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(13,907)	204,000	10,975	11/18/54	(500 bp) — Monthly	(3,130)
	CMBX NA BB.11 Index	(9,271)	136,000	7,317	11/18/54	(500 bp) — Monthly	(2,087)
	CMBX NA BB.12 Index	(27,265)	299,000	17,312	8/17/61	(500 bp) — Monthly	(10,244)
	CMBX NA BB.6 Index	(38,525)	274,000	31,017	5/11/63	(500 bp) — Monthly	(7,774)
	CMBX NA BB.6 Index	(11,075)	77,000	8,716	5/11/63	(500 bp) — Monthly	(2,433)
	CMBX NA BB.6 Index	(9,279)	64,000	7,245	5/11/63	(500 bp) — Monthly	(2,097)
	CMBX NA BB.7 Index	(211,844)	1,674,000	64,282	1/17/47	(500 bp) — Monthly	(149,189)
	CMBX NA BB.9 Index	(8,513)	201,000	8,362	9/17/58	(500 bp) — Monthly	(347)
	CMBX NA BB.9 Index	(9,802)	170,000	7,072	9/17/58	(500 bp) — Monthly	(2,895)
	CMBX NA BB.9 Index	(13,587)	96,000	3,994	9/17/58	(500 bp) — Monthly	(9,687)
	CMBX NA BB.9 Index	(7,626)	54,000	2,246	9/17/58	(500 bp) — Monthly	(5,433)
	CMBX NA BB.9 Index	(6,945)	44,000	1,830	9/17/58	(500 bp) — Monthly	(5,157)
	CMBX NA BB.9 Index	(3,432)	22,000	915	9/17/58	(500 bp) — Monthly	(2,538)
	CMBX NA BB.9 Index	(460)	3,000	125	9/17/58	(500 bp) — Monthly	(338)
	CMBX NA BBB-.7 Index	(4,864)	134,000	616	1/17/47	(300 bp) — Monthly	(5,559)
	CMBX NA BBB-.7 Index	(16,083)	340,000	1,564	1/17/47	(300 bp) — Monthly	(17,846)
	CMBX NA BBB-.7 Index	(52,324)	1,379,000	6,343	1/17/47	(300 bp) — Monthly	(59,472)
	Merrill Lynch International
	CMBX NA BB.10 Index	(14,755)	140,000	8,204	11/17/59	(500 bp) — Monthly	(6,687)
	CMBX NA BB.10 Index	(16,523)	139,000	8,145	11/17/59	(500 bp) — Monthly	(8,513)
	CMBX NA BB.9 Index	(2,242)	1,048,000	43,597	9/17/58	(500 bp) — Monthly	40,336
	CMBX NA BB.9 Index	(9,070)	213,000	8,861	9/17/58	(500 bp) — Monthly	(416)
	CMBX NA BB.9 Index	(5,759)	116,000	4,826	9/17/58	(500 bp) — Monthly	(1,046)
	CMBX NA BBB-.7 Index	(32,451)	396,000	1,822	1/17/47	(300 bp) — Monthly	(34,504)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(17,831)	175,000	805	1/17/47	(300 bp) — Monthly	(18,738)
	CMBX NA BB.10 Index	(14,683)	140,000	8,204	11/17/59	(500 bp) — Monthly	(6,615)
	CMBX NA BB.11 Index	(3,049)	32,000	1,722	11/18/54	(500 bp) — Monthly	(1,359)
	CMBX NA BB.12 Index	(10,868)	152,000	8,801	8/17/61	(500 bp) — Monthly	(2,214)
	CMBX NA BB.12 Index	(7,667)	105,000	6,080	8/17/61	(500 bp) — Monthly	(1,689)
	CMBX NA BB.12 Index	(2,777)	34,000	1,969	9/17/58	(500 bp) — Monthly	(842)
	CMBX NA BB.7 Index	(68,647)	356,000	13,670	1/17/47	(500 bp) — Monthly	(55,323)
	CMBX NA BB.7 Index	(39,014)	194,000	7,450	1/17/47	(500 bp) — Monthly	(31,753)
	CMBX NA BB.7 Index	(36,933)	183,000	7,027	1/17/47	(500 bp) — Monthly	(30,084)
	CMBX NA BB.7 Index	(33,495)	179,000	6,874	1/17/47	(500 bp) — Monthly	(26,795)
	CMBX NA BB.7 Index	(6,560)	126,000	4,838	1/17/47	(500 bp) — Monthly	(1,844)
	CMBX NA BB.9 Index	(9,059)	149,000	6,198	9/17/58	(500 bp) — Monthly	(3,005)
	CMBX NA BB.9 Index	(9,164)	149,000	6,198	9/17/58	(500 bp) — Monthly	(3,111)
	CMBX NA BB.9 Index	(10,218)	136,000	5,658	9/17/58	(500 bp) — Monthly	(4,692)
	CMBX NA BB.9 Index	(8,310)	135,000	5,616	9/17/58	(500 bp) — Monthly	(2,825)
	CMBX NA BB.9 Index	(5,353)	108,000	4,493	9/17/58	(500 bp) — Monthly	(965)
	CMBX NA BB.9 Index	(5,238)	97,000	4,035	9/17/58	(500 bp) — Monthly	(1,297)
	CMBX NA BB.9 Index	(10,229)	71,000	2,954	9/17/58	(500 bp) — Monthly	(7,344)
	CMBX NA BB.9 Index	(8,785)	66,000	2,746	9/17/58	(500 bp) — Monthly	(6,104)
	CMBX NA BB.9 Index	(8,830)	65,000	2,704	9/17/58	(500 bp) — Monthly	(6,189)
	CMBX NA BB.9 Index	(9,506)	63,000	2,621	9/17/58	(500 bp) — Monthly	(6,946)
	CMBX NA BB.9 Index	(8,614)	63,000	2,621	9/17/58	(500 bp) — Monthly	(6,054)
	CMBX NA BB.9 Index	(4,572)	52,000	2,163	9/17/58	(500 bp) — Monthly	(2,459)
	CMBX NA BB.9 Index	(4,105)	48,000	1,997	9/17/58	(500 bp) — Monthly	(2,155)
	CMBX NA BB.9 Index	(5,715)	38,000	1,581	9/17/58	(500 bp) — Monthly	(4,171)
	CMBX NA BB.9 Index	(4,541)	30,000	1,248	9/17/58	(500 bp) — Monthly	(3,322)
	CMBX NA BB.9 Index	(4,541)	30,000	1,248	9/17/58	(500 bp) — Monthly	(3,322)
	CMBX NA BB.9 Index	(3,579)	23,000	957	9/17/58	(500 bp) — Monthly	(2,645)
	CMBX NA BBB-.7 Index	(14,538)	229,000	1,053	1/17/47	(300 bp) — Monthly	(15,727)

	Upfront premium received	—				Unrealized appreciation	70,393

	Upfront premium (paid)	(1,727,217)				Unrealized (depreciation)	(1,081,770)

	Total	$(1,727,217)				Total	$(1,011,377)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $253,259,253.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $57,723, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$11,984,818	$17,056,318	$22,489,311	$54,579	$6,551,825

	Total Short-term investments	$11,984,818	$17,056,318	$22,489,311	$54,579	$6,551,825
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $65,753.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,585,157.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,734,109.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $168,622,641 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	84.2%
	United Kingdom	3.1
	Greece	2.4
	Brazil	1.4
	Indonesia	1.1
	Argentina	1.0
	Mexico	0.9
	Dominican Republic	0.8
	Ivory Coast	0.7
	Canada	0.6
	Russia	0.5
	Bermuda	0.5
	Other	2.8

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and to yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, to yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,927,146 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,585,157 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,090	$—	$—
Consumer cyclicals	153,794	22,036	—
Energy	—	174	3,766
Health care	2,868	—	—
Utilities and power	—	9,820	—

Total common stocks	157,752	32,030	3,766
Asset-backed securities	—	3,630,000	—
Convertible bonds and notes	—	9,433,367	—
Convertible preferred stocks	—	—	2,600
Corporate bonds and notes	—	62,569,509	137
Foreign government and agency bonds and notes		32,504,864
Mortgage-backed securities	—	109,197,862	—
Purchased options outstanding	—	174,333	—
Purchased swap options outstanding	—	6,645,676	—
Senior loans	—	7,889,591	—
U.S. government and agency mortgage obligations	—	117,996,525	—
Short-term investments	7,229,825	20,109,042	—

Totals by level	$7,387,577	$370,182,799	$6,503
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(91,103)	$—
Futures contracts	(23,577)	—	—
Written options outstanding	—	(76,970)	—
Written swap options outstanding	—	(6,081,361)	—
Forward premium swap option contracts	—	(566,448)	—
TBA sale commitments	—	(8,013,438)	—
Interest rate swap contracts	—	254,875	—
Total return swap contracts	—	129,617	—
Credit default contracts	—	(2,560,712)	—

Totals by level	$(23,577)	$(17,005,540)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$99,800,000
Purchased currency option contracts (contract amount)	$25,000,000
Purchased swap option contracts (contract amount)	$625,100,000
Written TBA commitment option contracts (contract amount)	$116,500,000
Written currency option contracts (contract amount)	$6,300,000
Written swap option contracts (contract amount)	$336,900,000
Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$131,400,000
Centrally cleared interest rate swap contracts (notional)	$1,100,400,000
OTC total return swap contracts (notional)	$19,900,000
Centrally cleared total return swap contracts (notional)	$90,000,000
OTC credit default contracts (notional)	$83,700,000
Centrally cleared credit default contracts (notional)	$2,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com